Average Annual Total Returns - Class D Shares - Janus Henderson Global Allocation Fund - Conservative	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception
Total	12.08%	3.76%	5.63%	5.77%	Dec. 30, 2005	10.76%	2.58%	4.31%	4.54%	Dec. 30, 2005	7.94%	[1]	2.72%	[1]	4.14%	[1]	4.29%	[1]	Dec. 30, 2005	[1]	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.